Subsequent Events (Details) - USD ($)												1 Months Ended									2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 06, 2020	Jan. 15, 2020	Jan. 10, 2020	Jan. 07, 2020	Sep. 10, 2019	Sep. 04, 2019	Sep. 03, 2019	Aug. 08, 2019	Jul. 02, 2019	Feb. 06, 2019	Feb. 05, 2019	Jan. 30, 2020	Jan. 29, 2020	Jan. 22, 2020	Jan. 21, 2020	Jan. 17, 2020	Jan. 16, 2020	Jul. 31, 2019	Jul. 22, 2019	Feb. 22, 2018	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018	Dec. 31, 2017	Oct. 31, 2020	Dec. 21, 2019	Aug. 20, 2019	Jul. 03, 2019
Subsequent Event [Line Items]
Future lease payments June 30, 2021																								$ 38,500
Convertible notes payable																								1,214,667		$ 2,124,824				$ 1,214,667
Debt conversion convertible note amount																								$ 149,374
Shares issued for acquisition										38,625	38,625
Interest rate																							5.50%	5.25%		6.00%		2.50%
Maturity date																								Dec. 31, 2025		Dec. 31, 2019		Jul. 15, 2020
Shares issued for services amount																							$ 70,000	$ 1,203,300	$ 237,859
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for services																							100	475,000	75,511		471,473
Shares issued for acquisition																							687,630	1,350,000			8,067,889
Shares issued for services amount																								$ 48	$ 8
Investor [Member]
Subsequent Event [Line Items]
Debt conversion convertible note amount																				$ 70,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Lease expires date									Jun. 30, 2021
Deposit									$ 10,000
Monthly installments									3,000
Future lease payments June 30, 2020									36,000
Future lease payments June 30, 2021									$ 36,000
Warrants exercised						375,975
Subsequent Event [Member] | Interlock Concepts, Inc. and Ehlert Solutions, Inc [Member]
Subsequent Event [Line Items]
Percentage of stock acquired							100.00%
Shares issued for acquisition							1,350,000
Purchase price							$ 3,000,000
Term of note payable							2 years
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for services																			210,000
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Convertible notes payable								$ 200,000													$ 130,000	$ 130,000									$ 225,000	$ 165,000
Shares issued under terms of convertible note								50,000
Debt conversion convertible note amount	$ 9,250	$ 20,000	$ 225,000	$ 50,000								$ 40,000	$ 30,000			$ 12,000	$ 40,000				$ 382,000
Debt conversion convertible note shares issued	500,000	177,778	25,000	357,142								634,920	416,667			170,000	380,952				527,632
Principal amount converted in exchange of shares, value																					$ 200,000
Principal amount converted in exchange of shares issued																					96,200
Interest rate																													8.00%
Subsequent Event [Member] | Financial advisor [Member]
Subsequent Event [Line Items]
Shares issued for services																		250,000
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Shares issued for services	100,000													100,000								60,000
Subsequent Event [Member] | Software developer [Member]
Subsequent Event [Line Items]
Shares issued for services					35,000
Subsequent Event [Member] | Different Investor [Member]
Subsequent Event [Line Items]
Convertible notes payable																					$ 145,000	$ 145,000
Subsequent Event [Member] | Different Investor [Member] | Additional investment into a new convertible note [Member]
Subsequent Event [Line Items]
Convertible notes payable																					$ 234,000	$ 234,000
Subsequent Event [Member] | Investor One [Member]
Subsequent Event [Line Items]
Debt conversion convertible note amount				$ 20,000													$ 26,000
Debt conversion convertible note shares issued				121,212													231,111
Subsequent Event [Member] | Employee [Member]
Subsequent Event [Line Items]
Shares issued for services															100,000